DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING - Narrative (FY) (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Net gain	$ 4,700
Accumulated other comprehensive income loss			$ (4,015)	$ 2,957
Interest rate swap agreements
Derivative [Line Items]
Interest rate swap agreement, current liability	87	$ 87	$ 1,163	$ 3,888
Not Designated as Hedging Instrument | Foreign Exchange Forward
Derivative [Line Items]
Derivative term (in years)		1 year	1 year
Net gain			$ 2,100
Cash Flow Hedging | Designated as Hedging Instrument | Foreign Exchange Forward
Derivative [Line Items]
Derivative term (in years)			2 years
Amount reclassified into income			$ 400
Fair Value Hedging | Designated as Hedging Instrument | Interest rate swap agreements
Derivative [Line Items]
Interest rate swap agreement, current liability	100	$ 100	1,200
Accumulated other comprehensive income loss	$ 100	$ 100	$ 700